THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of Consolidated Statements of Operations and Comprehensive Loss

(In thousands)	(Unaudited) 39 Weeks Ended December 29, 2011
(Predecessor)
Revenues
Admissions	$1,295,469
Food and beverage	518,081
Other theatre	71,984

Total revenues	1,885,534

Operating costs and expenses
Film exhibition costs	694,863
Food and beverage costs	70,961
Operating expense	525,431
Rent	334,607
General and administrative:
Merger, acquisition and transaction costs	1,179
Management fee	3,750
Other	36,065
Depreciation and amortization	155,970

Operating costs and expenses	1,822,826

Operating income	62,708
Other expense (income)
Other expense	377
Interest expense:
Corporate borrowings	120,265
Capital and financing lease obligations	4,480
Equity in earnings of non-consolidated entities	(1,864)
Investment expense	17,666

Total other expense	140,924

Loss from continuing operations before income taxes	(78,216)
Income tax provision	1,510

Loss from continuing operations	(79,726)
Loss from discontinued operations, net of income taxes	(2,989)

Net loss	$(82,715)

Consolidated Statement of Comprehensive Loss
Net loss	$(82,715)
Foreign currency translation adjustment, net of tax	4,837
Pension and other benefit adjustments:
Amortization of net loss included in net periodic benefit costs, net of tax	4
Amortization or prior service credit included in net periodic benefit costs, net of tax	(668)
Unrealized loss on marketable securities:
Unrealized holding loss arising during the period, net of tax	(23,791)
Less: reclassification adjustment for loss included in investment expense, net of tax	17,724

Other comprehensive loss	(1,894)

Total comprehensive loss	$(84,609)

Schedule of Consolidated Statement of Cash Flows

Consolidated Statement of Cash Flows (In thousands)	(Unaudited) 39 Weeks Ended December 29, 2011
(Predecessor)
Cash flows from operating activities:
Net loss	$(82,715)
Adjustment to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	156,914
Impairment of RealD Inc. investment	17,751
Theatre and other closure expense	5,687
Loss on dispositions	1,444
Stock-based compensation	1,471
Equity in earnings from non-consolidated entities, net of distributions	18,731
Change in assets and liabilities
Receivables	(46,862)
Other assets	(1,958)
Accounts payable	38,266
Accrued expenses and other liabilities	36,078
Other, net	(7,550)

Net cash provided by operating activities	137,257

Cash flows from investing activities:
Capital expenditures	(85,083)
Investments in non-consolidated entities, net	(23,835)
Other, net	944

Net cash used in investing activities	(107,974)

Cash flows from financing activities:
Principal payments under Term Loan	(3,250)
Principal payments under capital and financing lease obligations	(2,645)
Deferred financing costs	(667)
Change in construction payables	(1,298)
Dividends paid to Holdings	(109,581)

Net cash used in financing activities	(117,441)
Effect of exchange rate changes on cash and equivalents	520

Net increase in cash and equivalents	(87,638)
Cash and equivalents at beginning of period	301,158

Cash and equivalents at end of period	$213,520

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for:
Interest	$138,849
Income taxes, net	802

Schedule of impairment losses in the Consolidated Statements of Operations

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 Through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Impairment of long-lived assets	$—	$—	$—	$285
Equity in (earnings) losses of non-consolidated entities	—	—	—	2,742
Investment expense (income)	1,370	—	—	17,751

Total impairment losses	$1,370	$—	$—	$20,778

Schedule of components of other expense (income)

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 Through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

(Gain) loss on redemption and modification of Senior Secured Credit Facility	$(130)	$—	$—	$383
Loss on redemption of 8% Senior Subordinated Notes due 2014	—	—	1,297	640
Business interruption insurance recoveries	(1,285)	—	(337)	(12)
Other expense (income)	—	49	—	391

Other expense (income)	$(1,415)	$49	$960	$1,402